Debt - Related Parties (Details Textual) shares in Thousands, $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($) shares
Unsecured Debt [Member] | Former Shareholder [Member]
Debt Related Parties (Textual)
Note payable, interest rate	5.00%
Debt instrument, Maturity Date	Nov. 30, 2016
Notes Payable [Member] | Chief Executive Officer [Member]
Debt Related Parties (Textual)
Note payable additional amount funded	$ 600
Promisory note amount	$ 3,197
Promisory note, Term	1 year
Promisory note, Due date	Nov. 30, 2016
Note payable amount paid	$ 37
Notes Payable One [Member] | Chief Executive Officer [Member]
Debt Related Parties (Textual)
Note payable, interest rate	6.00%
Debt instrument, Maturity Date	Nov. 30, 2016
Note payable amount paid	$ 500
Principal balance	3,197
Not payable amount reduced	$ 1,980
Stock issued during the period exchange series A general common shares. | shares	1,100